Income taxes and deferred taxes (Tables)	6 Months Ended
Jun. 30, 2024
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2024	2023	2024	2023
Current tax income/(expense)	(434)	(927)	(547)	(1,115)
Deferred tax income/(expense)	(7)	(1)	(4)	5
Total Income Tax Income/(Expense)	(441)	(928)	(551)	(1,110)